Ordinary Shares - Additional Information (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥) Vote shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares	Aug. 29, 2018 USD ($)	Sep. 18, 2015 $ / shares shares	Sep. 18, 2015 ¥ / shares shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized								1,000,000,000	1,000,000,000
Ordinary shares, par value | (per share)								$ 0.00005	¥ 0.0003
Ordinary shares, shares issued								1	1
Proceeds from initial public offering, net of issuance cost of 80,128 | ¥	¥ 1,109,517			¥ 1,109,517
Stock issuance costs | ¥	¥ 80,128			¥ 80,128
Ordinary shares, shares outstanding	4,329,000
American Depository Shares
Ordinary Shares [Line Items]
Ordinary shares newly issued	16,478,275
Number of shares repurchased		4,097,105	1,297,363	1,127,055
Class A Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		796,062,195	796,062,195
Ordinary shares, par value | $ / shares					$ 0.00005	$ 0.00005
Ordinary shares, shares issued		1,978,621	1,830,183
Ordinary shares newly issued	659,131			659,131
Common stock, voting right			Class A ordinary share is entitled to one vote
Number of vote each ordinary shares entitled | Vote	1
Ordinary shares, shares outstanding	63,714	1,792,560	1,728,006	1,773,301
Authorized amount under share repurchase program | $							$ 50,000
Number of shares repurchased		163,884	51,895	45,082
Stock Repurchased During Period, Value | ¥		¥ 26,579	¥ 30,793	¥ 34,828
Conversion of shares		148,438	6,600
Class B Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		826,389	826,389
Ordinary shares, par value | $ / shares					0.00005	0.00005
Ordinary shares, shares issued		826,389	826,389
Common stock, voting right			Class B ordinary share is entitled to seven votes
Number of vote each ordinary shares entitled | Vote	7
Class of each ordinary shares convertible into class A ordinary shares	1
Ordinary shares, shares outstanding		826,389	826,389	826,389
Class C Ordinary Shares
Ordinary Shares [Line Items]
Ordinary shares, shares authorized		203,111,416	203,111,416
Ordinary shares, par value | $ / shares					$ 0.00005	$ 0.00005
Ordinary shares, shares issued		4,110,248	4,258,686
Common stock, voting right			Class C ordinary share is entitled to ten votes
Number of vote each ordinary shares entitled | Vote	10
Class of each ordinary shares convertible into class A ordinary shares	1
Ordinary shares, shares outstanding	4,265,286	4,110,248	4,258,686	4,265,286
Conversion of shares		(148,438)	(6,600)
Series A Convertible Redeemable Preferred Shares
Ordinary Shares [Line Items]
Preferred stock outstanding	954,274
Convertible redeemable preferred shares converted into ordinary share	954,274
Series B Convertible Redeemable Preferred Shares
Ordinary Shares [Line Items]
Preferred stock outstanding	826,389
Convertible redeemable preferred shares converted into ordinary share	826,389
Series B+ Convertible Redeemable Preferred Shares
Ordinary Shares [Line Items]
Preferred stock outstanding	141,264
Convertible redeemable preferred shares converted into ordinary share	141,264